J.P. MORGAN EXCHANGE-TRADED FUND TRUST

270 Park Avenue

New York, New York 10017

December 12, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	J.P. Morgan Exchange-Traded Fund Trust (the “Trust”),
on behalf of the JPMorgan Ultra-Short Municipal ETF (the “Fund”)
File No. 333-191837 and 811-22903

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940 exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the risk/return summary information in the prospectuses for the Fund. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated December 7, 2018 for the Fund.

If you have any questions, please call the undersigned at (212) 270-6803.

Very truly yours,

/s/ Zachary Vonnegut-Gabovitch
Zachary Vonnegut-Gabovitch
Assistant Secretary

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase